BALANCE SHEETS - Parenthetical - $ / shares	Nov. 30, 2020	May 31, 2020	May 31, 2019
Details
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000
Common Stock, Shares, Issued	59,388,564	55,915,709	44,282,749